OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

11. OPERATING SEGMENT INFORMATION

The following table summarizes our segment data based on the internal structure and reporting of information as it is used by management. The segments of our insurance operations include casualty, property and surety.

The casualty portion of our business consists largely of general liability, personal umbrella, transportation, executive products, commercial umbrella, package business and other specialty coverages, such as our professional liability for design professionals. We also offer fidelity and crime coverage for commercial insureds and select financial institutions and recently expanded our casualty offerings to include medical malpractice liability in the excess and surplus market. The casualty business is subject to the risk of estimating losses and related loss reserves because the ultimate settlement of a casualty claim may take several years to fully develop. The casualty segment is also subject to inflation risk and may be affected by evolving legislation and court decisions that define the extent of coverage and the amount of compensation due for injuries or losses.

Our property segment is comprised primarily of commercial fire, earthquake, difference in conditions, marine, facultative and treaty reinsurance, including crop, and select personal lines policies, including recreational vehicle insurance and Hawaii homeowners coverages. Property insurance and reinsurance results are subject to the variability introduced by perils such as earthquakes, fires and hurricanes. Our major catastrophe exposure is to losses caused by earthquakes, primarily on the West Coast. Our second largest catastrophe exposure is to losses caused by hurricanes to commercial properties throughout the Gulf and East Coast, as well as to homes we insure in Hawaii. We limit our net aggregate exposure to a catastrophic event by minimizing the total policy limits written in a particular region, purchasing reinsurance and through extensive use of computer-assisted modeling techniques. These techniques provide estimates that help us carefully manage the concentration of risks exposed to catastrophic events. Our assumed multi-peril crop and hail treaty reinsurance business covers revenue shortfalls or production losses due to natural causes such as drought, excessive moisture, hail, wind, frost, insects and disease. Significant aggregation of these losses is mitigated by the Federal Government reinsurance program that provides stop loss protection inuring to our benefit.

The surety segment specializes in writing small-to-large commercial and contract surety coverages, as well as those for the energy, petrochemical and refining industries. We offer miscellaneous bonds, including license and permit, notary and court bonds. Often, our surety coverages involve a statutory requirement for bonds. While these bonds typically maintain a relatively low loss ratio, losses may fluctuate due to adverse economic conditions affecting the financial viability of our insureds. The contract surety product guarantees the construction work of a commercial contractor for a specific project. Generally, losses occur due to the deterioration of a contractor’s financial condition. This line has historically produced marginally higher loss ratios than other surety lines during economic downturns.

Net investment income is the by-product of the interest and dividend income streams from our investments in fixed income and equity securities. Interest and general corporate expenses include the cost of debt and other director and shareholder relations costs incurred for the benefit of the corporation, but not attributable to the operations of our insurance segments. Investee earnings represent our share in Maui Jim earnings. We own 40 percent of Maui Jim, which operates in the sunglass and optical goods industries; Maui Jim is privately held.

The following tables provide financial data used by management. The net earnings of each segment are before taxes, and include revenues (if applicable), direct product or segment costs (such as commissions, claims costs, etc.), as well as allocated support costs from various support departments. While depreciation and amortization charges have been included in these measures via our expense allocation system, the related assets are not allocated for management use and, therefore, are not included in this schedule.

REVENUES

(in thousands)	2012	2011	2010
Casualty	$267,697	$236,198	$232,047
Property	202,402	203,660	181,645
Surety	106,472	98,594	79,690
Segment totals before income taxes	$576,571	$538,452	$493,382
Net investment income	58,831	63,681	66,799
Net realized gains	25,372	17,036	23,243
Total	$660,774	$619,169	$583,424

INSURANCE EXPENSES

(in thousands)	2012	2011	2010
Loss and settlement expenses:
Casualty	$144,106	$85,091	$114,861
Property	115,707	101,969	82,463
Surety	11,832	13,024	4,008
Segment totals before income taxes	$271,645	$200,084	$201,332
Policy acquisition costs:
Casualty	$76,765	$67,495	$59,628
Property	60,070	57,878	52,847
Surety	59,527	58,495	44,419
Segment totals before income taxes	$196,362	$183,868	$156,894
Other insurance expenses:
Casualty	$21,387	$22,215	$20,474
Property	14,933	13,481	12,042
Surety	8,651	8,616	6,068
Segment totals before income taxes	$44,971	$44,312	$38,584
Total	$512,978	$428,264	$396,810

NET EARNINGS (LOSSES)

(in thousands)	2012	2011	2010
Casualty	$25,439	$61,397	$37,084
Property	11,692	30,332	34,293
Surety	26,462	18,459	25,195
Net underwriting income	$63,593	$110,188	$96,572
Net investment income	58,831	63,681	66,799
Realized gains	25,372	17,036	23,243
General corporate expense and interest on debt	(13,917)	(13,816)	(14,048)
Equity in earnings of unconsolidated investees	8,853	6,497	7,101
Total earnings before income taxes	$142,732	$183,586	$179,667
Income taxes	$39,386	$56,988	$51,470
Total	$103,346	$126,598	$128,197

The following table further summarizes net premiums earned by major product type within each segment:

	Year ended December 31,
(in thousands)	2012	2011	2010
CASUALTY
General liability	$84,985	$85,020	$96,659
Commercial and personal umbrella	68,287	63,020	61,370
Commercial transportation	34,701	34,106	40,262
P&C package business	28,497	16,379	—
Professional services	28,018	13,151	6,202
Executive products	15,764	14,665	13,624
Specialty programs	2,331	4,325	7,188
Other casualty	5,114	5,532	6,742
Total	$267,697	$236,198	$232,047
PROPERTY
Commercial property	$74,197	$80,743	$80,471
Marine	56,367	51,654	47,981
Property reinsurance	27,021	19,925	14,664
Crop reinsurance	24,506	34,935	27,082
Other property	20,311	16,403	11,447
Total	$202,402	$203,660	$181,645
SURETY
Miscellaneous	$39,299	$34,837	$24,855
Contract	26,329	24,354	18,970
Commercial	22,107	21,317	18,869
Oil and gas	18,737	18,086	16,996
Total	$106,472	$98,594	$79,690
Grand total	$576,571	$538,452	$493,382